Credit Risk - Summary of Gross Maximum Credit Risk Exposure (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,295,488	$ 1,237,413
Credit exposure	1,840,466	1,749,969
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1,796	1,336
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,124	2,745
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	4,863	4,735
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	25,583	30,720
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1,413	1,397
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,627	2,221
Securities excluding equity securities [member] | Trading securities [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	44,445	47,085
Securities excluding equity securities [member] | Trading securities [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	18,680	20,106
Securities excluding equity securities [member] | Trading securities [member] | Retained interests [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	19	25
Securities excluding equity securities [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	319
Securities excluding equity securities [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	4,081	2,340
Securities excluding equity securities [member] | Financial Assets Available-for-sale, Category [Member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	83,171	94,733
Securities excluding equity securities [member] | Financial Assets Available-for-sale, Category [Member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	23,969	30,948
Securities excluding equity securities [member] | Debt securities carried at amortized cost[member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	78,275	60,535
Securities excluding equity securities [member] | Debt securities carried at amortized cost[member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	52,222	46,636
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	165,935	127,379
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	48,894	56,996
Loans [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	235,530	225,081
Loans [member] | Consumer instalment and other personal [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	179,085	170,976
Loans [member] | Credit card [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	34,989	34,015
Loans [member] | Business and government [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	235,004	216,321
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	12,482	10,990
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	13,494	17,267
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	20,575	26,940
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	5,913	5,886
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	233,840	210,804
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 311,138	$ 301,752